Summary of Significant Accounting Policies (Details) - COLOMBIER ACQUISITION CORP. II [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 905,040	$ 442,670	$ 783,064
Cash equivalents
Cash and investments held in the trust account	2,000,000
Federal depository insurance coverage	250,000	250,000
Cash	905,040	$ 442,670		$ 1,292,907
Withdrawn trust account	$ 2,000,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of warrants exercisable (in Shares)	10,666,667	10,666,667